Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes

11. Income Taxes

The Company has incurred losses and consequently recorded no provision beyond the minimum or base tax rate for state or federal income taxes for the three or nine months ended September 30, 2023. The Company maintains a full valuation allowance on all deferred tax assets, as it has concluded that it is more likely than not that these assets will not be realized. As of September 30, 2023 and December 31, 2022, there were no material unrecognized tax benefits included in the accompanying balance sheets that would, if recognized, affect the effective tax rate. For the three months ended September 30, 2023, the Company accrued $1,380 for 2023 state income taxes, and for the three months ended September 30, 2022, the Company accrued and incurred state taxes of $0. For the nine months ended September 30, 2023, the Company has net state tax expenses totaling $1,341 due to a small refund, and for the nine months ended September 30, 2022, the Company incurred state taxes of $300.

13.    Income Taxes

Our losses before income taxes for the year ended December 31, 2022 and for the two months ending December 31, 2021 were generated primarily from U.S. operations.

We have no current or deferred provision for income taxes from continuing operations for the years ended December 31, 2022 and 2021.

The significant differences between the U.S. Federal statutory rate and our effective rate for financial reporting purposes are as follows:

	Years Ended December 31,
	2022	2021
Federal statutory tax rate	(21.0)%	(21.0)%
State taxes, net of federal tax benefit	(5.3)	(1.7)
Change in valuation allowance	26.4	8.4
NQSO Comp – Other	0.0	0.5
EQ Comp – Other	0.0	13.4
True-up Adjustment	(0.1)	0.4
Effective tax rate	—%	—%

	As of December 31,
	2022	2021
Current:
Federal	$—	$—
State Franchise Fees	(8,850)	9,300

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities are as follows for the year ended December 31, 2022 and two months ended December 31, 2021.

Deferred income tax assets and liabilities consist of the following:

	As of December 31,
	2022	2021
Deferred tax assets:
Net Operating Losses	$1,719,889	$151,797
Stock-based compensation	444,051	150,524
Other	424,675	17,927
Subtotal	2,588,615	320,248
Valuation allowance	(2,584,010)	(297,815)
Deferred tax liabilities:
Depreciation	(4,605)	(22,433)
Net deferred tax asset	$—	$—

For financial reporting purposes, the Company incurred losses for the year ended December 31, 2022 and December 31, 2021 and for each period since inception. Accordingly, no benefit for income taxes has been recorded due to the uncertainty of the realization of any tax assets. At December 31, 2022, the Company had approximately $6.56 million of federal and state net operating losses.

A reconciliation between the amount of income tax benefit determined by applying the U.S statutory income tax rate to pre-tax loss is as follows:

	As of December 31,
	2022	2021
Income tax provision at federal statutory rate	$(1,584,531)	$(746,778)
State taxes	(399,174)	(59,202)
Stock-based compensation	—	491,727
Other	(8,964)	16,438
Valuation allowance	1,992,669	(297,815)
Net deferred tax asset	$—	$—

Tax positions are evaluated in a two-step process. The Company first determines whether it is more likely than not that a tax position will be sustained upon examination. If a tax position meets the more-likely-than-not recognition threshold it is then measured to determine the amount of benefit to recognize in the financial statements. The tax position is measured as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. The aggregate changes in the balance of gross unrecognized tax benefits, which excludes penalties and interest, for the year ended December 31, 2022 is zero.

The Company is subject to taxation in the United States and Oregon. There are no ongoing examinations by taxing authorities at this time. The Company’s various tax years 2017 through 2022 remain open for examination by various taxing jurisdictions.

The Company recognizes interest and penalties related to uncertain tax positions in income tax expense. As of December 31, 2022, the Company has not accrued any penalties or interest related to uncertain tax positions

In anticipation of an initial public offering, the Company converted from a limited liability company to a C corporation, a taxable entity, effective November 1, 2021.

Through October 31, 2021, the Company was treated as an S corporation for federal and state income tax purposes, such that the Company’s taxable income is reported by members in their respective tax returns and the Company was only subject to state franchise taxes and fees. For the year ended December 31, 2022 the Company reversed the 2021 accrual of $9,300 and accrued only $450 for state income taxes, as we do not anticipate owing more than the minimum state income taxes for 2022.

Since converting to a C corporation, the Company has incurred losses and consequently recorded no provision for state or federal income taxes for the year ended December 31, 2022. The Company maintains a full valuation allowance on all deferred tax assets, as it has concluded that it is more likely than not that these assets will not be realized. As of December 31, 2022 and December 31, 2021, there were no material unrecognized tax benefits included in the accompanying balance sheets that would, if recognized, affect the effective tax rate.